Finance income and costs (Tables)	12 Months Ended
Mar. 31, 2018
Analysis of income and expense [abstract]
Schedule of finance income and costs

		2018	2017	2016
	Notes	£m	£m	£m
Finance income
Interest income on financial instruments:
Bank deposits and other financial assets		81	28	22
Gains on disposal of available-for-sale investments		73	25	—
		154	53	22
Finance costs
Net interest on pensions and other post-retirement benefit obligations	23	(65)	(107)	(111)
Interest expense on financial liabilities held at amortised cost:
Bank loans and overdrafts		(87)	(59)	(28)
Other borrowings		(1,030)	(927)	(792)
Derivatives		12	(8)	37
Unwinding of discount on provisions	24	(75)	(73)	(69)
Other interest		(11)	(17)	(27)
Less: interest capitalised[1]		128	109	112
		(1,128)	(1,082)	(878)
Remeasurements
Net gains/(losses) on derivative financial instruments included in remeasurements[2]:
Ineffectiveness on derivatives designated as:
Fair value hedges[3]		34	33	39
Cash flow hedges		10	(12)	(15)
Net investment hedges – undesignated forward rate risk		5	60	(34)
Derivatives not designated as hedges or ineligible for hedge accounting[4]		180	(139)	(89)
		229	(58)	(99)
		(899)	(1,140)	(977)

Net finance costs from continuing operations		(745)	(1,087)	(955)

1.
Interest on funding attributable to assets in the course of construction in the current year was capitalised at a rate of 4.1% (2017: 3.4%; 2016: 3.3%). In the UK, capitalised interest qualifies for a current year tax deduction with tax relief claimed of £20 million (2017: £18 million; 2016: £19 million). In the US, capitalised interest is added to the cost of plant and qualifies for tax depreciation allowances.

2.
Includes a net foreign exchange loss on financing activities of £314 million (2017: £264 million loss; 2016: £407 million loss) offset by foreign exchange gains and losses on derivative financial instruments measured at fair value.

3.
Includes a net loss on instruments designated as fair value hedges of £90 million (2017: £27 million loss; 2016: £34 million gain) and a net gain of £124 million (2017: £60 million gain; 2016: £5 million gain) arising from fair value adjustments to the carrying value of debt.

4.
Includes £110 million gain on the Further Acquisition Agreement (FAA) derivative financial instrument relating to the put/call option over a 14% interest in Quadgas HoldCo Limited. Further details can be found in note 15.